MASSACHUSETTS FINANCIAL SERVICES COMPANY
             500 BOYLSTON STREET o BOSTON o MASSACHUSETTS 02116-3741
                                 617 o 954-5000




                                        October 3, 2003



VIA EDGAR
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549

     Re: MFS(R)Series Trust X (File Nos. 33-1657 and 811-4492) on Behalf of MFS(R)Aggressive Growth Allocation Fund, MFS(R) Conservative Allocation Fund, MFS(R) Growth Allocation Fund and MFS(R) Moderate Allocation Fund

Ladies and Gentlemen:

     This letter serves as notification of the existence of a Spanish language version of the Prospectus and Statement of Additional Information ("SAI") dated September 1, 2003 and any Supplements thereto. The Prospectus and SAI was filed electronically with the Securities and Exchange Commission on August 29, 2003, pursuant to Rule 485(b) under the Securities Act of 1933 (EDGAR Accession No. 0000950156-03-000315) and any Supplements were filed with the Securities and Exchange Commission for the following:

     1. On April 25, 2003, pursuant to Rule 497(e) under the Securities Act of 1933 (EDGAR Accession No. 0000912938-03-000167);

     2. On July 25, 2003, pursuant to Rule 497(e) under the Securities Act of 1933 (EDGAR Accession No. 0000912938-03-000297);

     3. On August 12, 2003, pursuant to Rule 497(e) under the Securities Act of 1933 (EDGAR Accession No. 0000912938-03-000336);

     4. On August 13, 2003, pursuant to Rule 497(e) under the Securities Act of 1933 (EDGAR Accession No. 0000912938-03-000340); and

     5. On August 13, 2003, pursuant to Rule 497(e) under the Securities Act of 1933 (EDGAR Accession No. 0000912938-03-000341).

     Pursuant to Rule 306(a) of Regulation S-T, I hereby represent, to the best of my knowledge, that the Prospectus and SAI and any Supplements filed as described above is a fair and accurate English translation of the corresponding foreign language document.

     Please call the undersigned at (617) 954-5182 or (800) 343-2829 with any questions you may have.

                                        Very truly yours,


                                        JAMES R. BORDEWICK, JR.
                                        James R. Bordewick, Jr.
                                        Assistant Secretary and Assistant
                                        Clerk of the Trust